NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Cash	$ 40,109	$ 519
A B T I Pharma [Member]
Cash		$ 519	$ 2